Selected Statement of Operations Data (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Research and development expenses:
Research and development expenses	$ 3,747	$ 3,417	$ 3,517
Research and development expense [Member]
Research and development expenses:
Payroll and related expenses	3,136	2,788	2,682
Rent and related expenses	335	280	330
Depreciation and amortization	34	37	53
Subcontracting	87	165	307
Other	$ 155	$ 147	$ 145